Accounts payable (Details 2) ¥ in Millions	12 Months Ended
Dec. 31, 2024 CNY (¥)
Accounts payable
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Current
Balance at beginning of the year	¥ 21,316
Additions	144,047
Payments	(150,069)
Balance at end of the year	15,294
JD Technology
Accounts payable
Balance at beginning of the year	21,303
Balance at end of the year	¥ 15,233